Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
Schedule of Inventories, Net	Inventories, net consisted of the following:
	As of December 31,
	2025	2024
Smart electric vehicles	$267	$1,313
Auto parts and other materials	—	1,110
Total	$267	$2,423